TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of taxes

	2025	2024	2023
Current tax:	$’000	$’000	$’000

Current tax recovery on loss for the year	(412)	340	—
Total current tax	(412)	340	—

	2025	2024	2023
Deferred tax:	$’000	$’000	$’000

Origination and reversal of temporary differences	—	—	—
Total deferred tax liability	—	—	—
Total tax credit	(412)	340	—

Schedule of taxation charge in the financial statements

	2025	2024	2023
	$’000	$’000	$’000
Profit (loss) before taxation	4,672	(54,762)	(34,637)
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	1,168	(13,690)	(8,669)

Effect of expenses not deductible in determining taxable profit	(4,223)	(1,839)	851
Temporary differences	2,044	9,936	5,841
Other tax adjustments	(70)	224	18
Capital gains tax	(143)	449	—
Origination and reversal of temporary differences	(412)	—	—
Unutilised tax losses carried forward	1,224	5,260	1,959
Taxation charge in the financial statements	(412)	340	—